Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:

Invesco Developing Markets Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary—Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Fund Summary—Principal Risks of Investing in the Fund”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.”

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Developing Markets Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summaries—INVESCO DEVELOPING MARKETS FUND—Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Fund Summaries—INVESCO DEVELOPING MARKETS FUND—Principal Risks of Investing in the Fund”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.”

Class A, B, C and Y | INVESCO Developing Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:

Invesco Developing Markets Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary—Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Fund Summary—Principal Risks of Investing in the Fund”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.”

Class R5 and R6 | INVESCO Developing Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Developing Markets Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summaries?INVESCO DEVELOPING MARKETS FUND?Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Fund Summaries?INVESCO DEVELOPING MARKETS FUND?Principal Risks of Investing in the Fund”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.”